Form 13F Report for the Calendar Year or Quarter Ended:               3/31/2002

Check here if Amendment [  ]; Amendment Number:
                                               -------
     This Amendment (check only one):          [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:     James Foglesong
Title:    Chief Financial Officer
Phone:    219-873-2608

Signature, Place, and Date of Signing:

/s/ James Foglesong, Chief Financial Officer           Michigan City, IN
--------------------------------------------           -----------------
                                                       Place

4/3/2002
--------
Date

Report Type (check only one):

[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:     Horizon Trust &
                                                       Investment Management

Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                      132

Form 13F Information Table Value Total:                             $133,685,470


List of Other Included Managers:           Horizon Trust & Investment Management




    NAME OF ISSUER (1)                              TYPE (2)        CUSIP (3)           MARKET (4)      SHARES/PV (5)
    ------------------                              --------        ---------           ----------      -------------

AOL Time Warner                                    Equity           00184A105             805685             34067
A T & T                                            Equity           1957109               183329             11677
Abbott Laboratories                                Equity           2824100              2326340             44227
ADR Abbey Natl PLC 7.25% Pfd                       Preferred Stock  2920502               223560              9200
Alcoa Inc Com Stk                                  Equity           13817101              311921              8265
America Movil - ADR Series L                       Equity           02364W105             599772             30200
American Express Company                           Equity           25816109              419553             10243
American International Group Inc                   Equity           26874107             1365754             18932
Amgen Inc                                          Equity           31162100              860048             14411
Amkor Technology, Inc.                             Equity           31652100              288357             12925
Anadarko Petroleum Corp                            Equity           32511107              411730              7295
Avery Dennison Corp                                Equity           53611109              235271              3855
BP Amoco PLC, ADR's                                Equity           55622104             2207261             41568
Bellsouth Corp                                     Equity           79860102             1403186             38068
Berkshire Hathaway Inc Del Cl A                    Equity           84670108              497700                 7
Berkshire Hathaway, Inc. Cl B                      Equity           84670207              741497               313
Best Buy Inc                                       Equity           86516101              342144              4320
Bluegreen Corp                                     Equity           96231105              389220             78000
Bristol Myers Squibb CO.                           Equity           110122108             738902             18249
Burlington Northern/Santa Fe                       Equity           12189T104             201361              6672
Cardinal Health Inc                                Equity           14149Y108             498782              7036
Carnival Corp                                      Equity           143658102             417887             12799
Cendant Corp.                                      Equity           151313103             478272             24910
Cisco Systems Inc                                  Equity           17275R102            1630478             96307
Citigroup, Inc.                                    Equity           172967101            1456680             29416
Citizens Communications CO                         Equity           17453B101             118207             10996
Coca-Cola Company                                  Equity           191216100            1220950             23363
Comverse Tech Inc                                  Equity           205862402             290219             22906
Concord Efs, Inc.                                  Equity           206197105             606813             18250
Conoco Inc                                         Equity           208251504             213218              7307
Continental Airlines Cl B                          Equity           210795308             623040             22000
Corning Inc Com                                    Equity           219350105             338778             44459
DELL Computer Corp                                 Equity           247025109             699174             26778
Disney                                             Equity           254687106             877248             38009
Du Pont DE Nemours                                 Equity           263534109             635818             13485
Duff & Phelps Select Utilities                     Equity           264324104            3027969            268437
EMC Corporation                                    Equity           268648102             685722             57527
Epoch Pharmaceuticals Inc                          Equity           294273107              41800             20000
Equifax Inc                                        Equity           294429105             299000             10000
Ericsson Lm Telecom CO                             Equity           294821400             209230             50055
Exxon Mobil Corp                                   Equity           30231G102            2015786             45991

                                             ---------------------------------                       -------------------------------
                                                 Investment Direction (6)                                  Voting Authority (8)
                                            ----------------------------------                       -------------------------------
    NAME OF ISSUER (1)                        Sole        Shared       Other     OTHER MANAGERS (7)        Sole   Shared       Other
    ------------------                      --------------------------------     ------------------  -------------------------------

AOL Time Warner                               10262        22205         1600                             6000       0        28067
A T & T                                        2700         5324         3653                             1500       0        10177
Abbott Laboratories                           21700        19572         2955                             4550       0        39677
ADR Abbey Natl PLC 7.25% Pfd                    800         5200         3200                                0       0         9200
Alcoa Inc Com Stk                              3020         4475          770                              275       0         7990
America Movil - ADR Series L                      0            0        30200                            30000       0          200
American Express Company                          0         9938          305                                0       0        10243
American International Group Inc               5766        11292         1874                             1500       0        17432
Amgen Inc                                      5186         8575          650                             1950       0        12461
Amkor Technology, Inc.                         4300         8600           25                             2700       0        10225
Anadarko Petroleum Corp                        3150         3960          185                              750       0         6545
Avery Dennison Corp                            1450         2405            0                                0       0         3855
BP Amoco PLC, ADR's                           20868        18028         2672                             4200       0        37368
Bellsouth Corp                                18075        16385         3608                             8825       0        29243
Berkshire Hathaway Inc Del Cl A                   0            6            1                                1       0            6
Berkshire Hathaway, Inc. Cl B                    49          254           10                                1       0          312
Best Buy Inc                                   2170         1650          500                              450       0         3870
Bluegreen Corp                                    0            0        78000                                0       0        78000
Bristol Myers Squibb CO.                       5675         8464         4110                             3100     100        15049
Burlington Northern/Santa Fe                    110         3562         3000                                0       0         6672
Cardinal Health Inc                            2775         3761          500                             1150     100         5786
Carnival Corp                                  2779         9660          360                             1020       0        11779
Cendant Corp.                                 10660        13850          400                             5400       0        19510
Cisco Systems Inc                             29088        62240         4979                            15860     300        80147
Citigroup, Inc.                               12875        13748         2793                             6597       0        22819
Citizens Communications CO                     2514            0         8482                                0       0        10996
Coca-Cola Company                              5235        14306         3822                             1750     150        21463
Comverse Tech Inc                             11326        11580            0                             3000       0        19906
Concord Efs, Inc.                              8750         9300          200                             1850       0        16400
Conoco Inc                                     1227         5880          200                             1227       0         6080
Continental Airlines Cl B                         0            0        22000                            22000       0            0
Corning Inc Com                               17584        25925          950                             4300      75        40084
DELL Computer Corp                             8038        18470          270                             2955     600        23223
Disney                                        12330        24044         1635                             3892       0        34117
Du Pont DE Nemours                             6951         5740          794                             2584     100        10801
Duff & Phelps Select Utilities                81970       168712        17755                            50122     335       217980
EMC Corporation                               14555        41000         1972                             8675      50        48802
Epoch Pharmaceuticals Inc                         0            0        20000                                0       0        20000
Equifax Inc                                       0        10000            0                                0       0        10000
Ericsson Lm Telecom CO                         8000        41640          415                            12900       0        37155
Exxon Mobil Corp                              13736        28244         4011                             2460       0        43531




    NAME OF ISSUER (1)                              TYPE (2)        CUSIP (3)           MARKET (4)      SHARES/PV (5)
    ------------------                              --------        ---------           ----------      -------------

Fedex Corporation                                  Equity           31428X106             487169              8385
Fifth Third Bancorp                                Equity           316773100             544901              8075
Furrs Bishops Inc                                  Equity           361115603              29750             12500
The Gap Inc                                        Equity           364760108             311704             20725
General Electric Company                           Equity           369604103            3238077             86464
Harley-Davidson                                    Equity           412822108             566847             10282
Home Depot Incorporated                            Equity           437076102             290834              5983
Honeywell International Inc                        Equity           438516106             264484              6911
Illinois Tool Works Inc                            Equity           452308109             512600              7085
Intel Corp                                         Equity           458140100            3163522            104029
International Business Machines Corp               Equity           459200101             604240              5810
Johnson & Johnson                                  Equity           478160104            1594523             24550
Kla-Tencor Corp                                    Equity           482480100             254363              3825
Kimberly Clark                                     Equity           494368103            1299788             20105
Eli Lilly & Company                                Equity           532457108             404774              5312
Lincoln National Corporation                       Equity           534187109             376924              7430
Linear Technology Corp                             Equity           535678106             382503              8650
Lowes Companies Inc                                Equity           548661107            1261775             29013
Lucent Technologies Inc                            Equity           549463107             249990             52852
MBNA Corporation                                   Equity           55262L100            2871228             74442
Malaysia Fund                                      Equity           560905101              98200             20000
Marsh & McLennan CO                                Equity           571748102             263924              2341
Masco Corp                                         Equity           574599106             259403              9450
Mc Donalds Corp                                    Equity           580135101             301032             10848
Medtronic Inc                                      Equity           585055106             449433              9941
Merck & CO., Inc                                   Equity           589331107            1438464             24982
Microsoft Corporation                              Equity           594918104            2403173             39847
Millenium Pharmaceuticals Inc                      Equity           599902103             470741             21100
Morgan Stanley Dean Witter & CO.                   Equity           617446448            1236291             21572
Motorola Inc                                       Equity           620076109             227910             16050
NTN Communications Inc                             Equity           629410309              14430             13000
Nanophase Technologies Corp                        Equity           630079101             997200            120000
Nisource Inc                                       Equity           65473P105             364997             15904
Nokia Corp ADR                                     Preferred Stock  654902204            1710532             82475
Noble Drilling Corp.                               Equity           655042109             212413              5132
Northern Trust Corp                                Equity           665859104            2119418             35259
Pepsico Inc                                        Equity           713448108             363075              7050
Pfizer Inc.                                        Equity           717081103            1030260             25925
Philip Morris Companies, Inc                       Equity           718154107            1454956             27624
Procter & Gamble CO                                Equity           742718109             260901              2896
Royal Dutch Petroleum                              Equity           780257804             244440              4500
                                          ----------------------------------                       -------------------------------
                                              Investment Direction (6)                                       Voting Authority (8)
                                          ----------------------------------                       -------------------------------
    NAME OF ISSUER (1)                        Sole     Shared       None       OTHER MANAGERS (7)        Sole   Shared       Other
    ------------------                   ----------------------------------    ------------------  -------------------------------

Fedex Corporation                            3085         4550          750                              850       0         7535
Fifth Third Bancorp                           550         6053         1472                              300       0         7775
Furrs Bishops Inc                               0            0        12500                                0       0        12500
The Gap Inc                                  8250        12475            0                             2400       0        18325
General Electric Company                    35756        42226         8482                            13284     100        73080
Harley-Davidson                              3522         6475          285                              750       0         9532
Home Depot Incorporated                       950         4150          883                              400       0         5583
Honeywell International Inc                  3625         3286            0                              650       0         6261
Illinois Tool Works Inc                       335         6250          500                              300     100         6685
Intel Corp                                  21159        54775        28095                             8920     400        94709
International Business Machines Corp          545         4865          400                              250       0         5560
Johnson & Johnson                            8800        12250         3500                             3400       0        21150
Kla-Tencor Corp                              1450         2000          375                             1050       0         2775
Kimberly Clark                               7342         9454         3309                             3567       0        16538
Eli Lilly & Company                          1262         1290         2760                              650       0         4662
Lincoln National Corporation                 1700         3600         2130                                0       0         7430
Linear Technology Corp                       2950         5400          300                             2450     100         6100
Lowes Companies Inc                          9640        18538          835                             5250       0        23763
Lucent Technologies Inc                     11918        38067         2867                             6223     150        46479
MBNA Corporation                            31741        41495         1206                            13192     250        61000
Malaysia Fund                                4500            0        15500                                0       0        20000
Marsh & McLennan CO                          1036         1305            0                              200       0         2141
Masco Corp                                   6900         2550            0                                0       0         9450
Mc Donalds Corp                              1200         8808          840                             4200       0         6648
Medtronic Inc                                1950         5815         2176                              720       0         9221
Merck & CO., Inc                             6238        13893         4851                             2788      50        22144
Microsoft Corporation                        9446        20745         9656                             2885       0        36962
Millenium Pharmaceuticals Inc                   0         1100        20000                            20000       0         1100
Morgan Stanley Dean Witter & CO.             8480        12587          505                             3550       0        18022
Motorola Inc                                 4500         7116         4434                             2043       0        14007
NTN Communications Inc                          0            0        13000                                0       0        13000
Nanophase Technologies Corp                     0            0       120000                                0       0       120000
Nisource Inc                                    0        15854           50                                0       0        15904
Nokia Corp ADR                              27921        50729         3825                             8365     325        73785
Noble Drilling Corp.                         1632         3350          150                             1200       0         3932
Northern Trust Corp                          7664        18095         9500                             3100     300        31859
Pepsico Inc                                  1550         3100         2400                             3050       0         4000
Pfizer Inc.                                  6045        14745         5135                             2050     100        23775
Philip Morris Companies, Inc                12970        11825         2829                             1850       0        25774
Procter & Gamble CO                           600         1323          973                              623       0         2273
Royal Dutch Petroleum                        3500          700          300                                0       0         4500




    NAME OF ISSUER (1)                              TYPE (2)        CUSIP (3)           MARKET (4)      SHARES/PV (5)
    ------------------                              --------        ---------           ----------      -------------

SBC Communications                                 Equity           78387G103            1800564             48092
Sara Lee Corp                                      Equity           803111103             383333             18465
Schering Plough Corporation                        Equity           806605101             579050             18500
Schlumberger Ltd                                   Equity           806857108             826480             14051
Charles Schwab Corp                                Equity           808513105             248710             19000
Solectron Corp                                     Equity           834182107             399282             51190
Southwest Airlines CO                              Equity           844741108             300215             15515
Sun Microsystems                                   Equity           866810104            1095885            124250
Tellabs Inc                                        Equity           879664100             383359             36615
Teradyne Inc.                                      Equity           880770102             901606             22866
Texas Instruments Inc                              Equity           882508104             328021              9910
Thai Fund, Inc.                                    Equity           882904105              51549             10414
Tyco International Ltd.                            Equity           902124106             988830             30595
Ultralife Batteries Inc                            Equity           903899102              33800             10000
Vectren Corp                                       Equity           92240G101             377771             14705
Verizon Communications                             Equity           92343V104             734004             15922
Wal-Mart Stores Inc                                Equity           931142103             637091             10393
Walgreen CO                                        Equity           931422109            5820460            148519
Wellpoint Health Networks Inc Class A              Equity           94973H108             417166              6552
Wells Fargo & CO New                               Equity           949746101             588601             11915
Williams Companies Inc                             Equity           969457100             213171              9048
Worldcom Inc - Worldcom Group                      Equity           9.816E+110            415110             61589
                                                                                 -------------------------------------
                                                                                     $83,092,909         2,968,955
                                                                                 =====================================
                                          ----------------------------------                       -------------------------------
                                              Investment Direction (6)                                       Voting Authority (8)
                                          ----------------------------------                       -------------------------------
    NAME OF ISSUER (1)                        Sole     Shared       None       OTHER MANAGERS (7)        Sole   Shared       Other
    ------------------                   ----------------------------------    ------------------  -------------------------------

SBC Communications                          21732        19969         6391                             7988       0        40104
Sara Lee Corp                               10050         8215          200                             2850       0        15615
Schering Plough Corporation                 11500         7000            0                             4000       0        14500
Schlumberger Ltd                             5543         7855          653                             1525       0        12526
Charles Schwab Corp                          8700        10200          100                             1850       0        17150
Solectron Corp                              21055        29445          690                             7535     150        43505
Southwest Airlines CO                        4342        10548          625                             6377       0         9138
Sun Microsystems                            39370        78660         6220                            14940     100       109210
Tellabs Inc                                 12515        23540          560                             3650     100        32865
Teradyne Inc.                                7116        14875          875                             1805       0        21061
Texas Instruments Inc                        2250         5800         1860                             1875       0         8035
Thai Fund, Inc.                                 0            0        10414                                0       0        10414
Tyco International Ltd.                      7945        21015         1635                             4200     100        26295
Ultralife Batteries Inc                         0            0        10000                                0       0        10000
Vectren Corp                                11193         3512            0                             2997       0        11708
Verizon Communications                       7454         5165         3303                             1450       0        14472
Wal-Mart Stores Inc                          1475         7988          930                             1775       0         8618
Walgreen CO                                 17308       124594         6617                             5510     100       142909
Wellpoint Health Networks Inc Class A        2152         4400            0                              600     100         5852
Wells Fargo & CO New                          100         9989         1826                             2204       0         9711
Williams Companies Inc                       2400         5048         1600                             1400       0         7648
Worldcom Inc - Worldcom Group               14170        41910         5509                             9355     200        52034
                                        ------------------------------------                    ----------------------------------
                                          824,756    1,568,562      575,637                          417,940   4,535    2,546,480
                                        ====================================                    ==================================